Equity Investment Agreement (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 25, 2022	Jun. 30, 2023	Dec. 31, 2022	Aug. 15, 2022
[custom:EquityInvestmentAgreementDescription]	the Company entered into the Rubicon Equity Investment Agreement with certain investors who are affiliated with Andres Chico (a member of the Company’s board of directors) and Jose Miguel Enrich (a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock), whereby, the investors have agreed to advance to the Company up to $8,000,000 and, upon consummation of the Mergers, and in exchange for the advancements, (a) the Company will cause to be issued up to 880,000 Class B Units of the Company and 160,000 shares of Class A Common Stock to the investors and (b) Sponsor will forfeit up to 160,000 shares of Class A Common Stock, in each case subject to actual amounts advanced by the investors. In accordance with the Rubicon Equity Investment Agreement, on May 25, 2022, the Company received $8,000,000 of cash from the investors.
Other Expenses	$ 800	$ 600	$ 12,100
Common Class B [Member]
Shares, Issued				880,000
Common Class A [Member]
Shares, Issued				160,000
[custom:ForfeitureShares-0]				160,000